Other investments - Movements in other investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Beginning balance	£ 41	£ 49
Exchange differences	(3)	2
Additions	5	3
Repayments and disposals	(1)	(3)
Fair value adjustment		2
Provision charged during the year		(14)
Capitalised interest		1
Transfer	(2)	1
Ending balance	40	41
Loans
Disclosure of financial assets [line items]
Beginning balance	7	17
Exchange differences	0	1
Additions	5	3
Repayments and disposals	(1)	(1)
Fair value adjustment		0
Provision charged during the year		(14)
Capitalised interest		1
Transfer	(1)	0
Ending balance	10	7
Others
Disclosure of financial assets [line items]
Beginning balance	34	32
Exchange differences	(3)	1
Additions	0	0
Repayments and disposals	0	(2)
Fair value adjustment		2
Provision charged during the year		0
Capitalised interest		0
Transfer	(1)	1
Ending balance	£ 30	£ 34